DEBT - Narrative (Details) - USD ($)		12 Months Ended
	Jan. 07, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 03, 2018
Debt Instrument [Line Items]
Payments of debt issuance costs		$ 189,000	$ 1,456,000
Monroe Facility
Debt Instrument [Line Items]
Debt instrument, face amount				$ 120,000,000.0
Expected payment if cap threshold is not met		$ 4,200,000
Monroe Facility | Variable Income Interest Rate | Minimum
Debt Instrument [Line Items]
Effective rate		5.20%
Monroe Facility | Variable Income Interest Rate | Maximum
Debt Instrument [Line Items]
Effective rate		6.90%
Monroe Facility | Revolving credit facility
Debt Instrument [Line Items]
Long-term line of credit				5,000,000.0
Increase to borrowing capacity	$ 15,000,000.0		2,500,000
Payments of debt issuance costs	$ 1,500,000
Monroe Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount			199,000,000.0	100,000,000.0
Line of credit facility increase			99,000,000.0
Monroe Facility | Delayed draw term loan
Debt Instrument [Line Items]
Debt instrument, face amount				$ 15,000,000.0
Monroe Facility | Amended Capacity, Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount		$ 229,000,000.0	$ 221,500,000
Effective rate		5.20%	6.80%